SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIVES (Details)	Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Straight-Line [Member]
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	9 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	47 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Units-of-Production [Member]
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	18 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Declining Balance [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	6 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	17 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Declining Balance [Member]
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	6 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Declining Balance [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	No Depreciation Method [Member]
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Depreciation Method, Straight-Line [Member]	[1]
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	[1]
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	[1]

[1]	Represents software that is non-detachable to the hardware.